Other Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets	Movements in intangible assets during the years ended 31 December 2023 and 2022 are as follows:

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2023	13,684	2,181	15,000	30,865
Reclassification of assets	1,002	—	—	1,002
Additions	4,094	—	6,000	10,094
Impairment	(1,779)	—	—	(1,779)
Retirement	—	—	(15,000)	(15,000)
Translation difference	72	90	—	162
Balance at 31 December 2023	17,073	2,271	6,000	25,344
Amortization
Balance at 1 January 2023	3,343	1,870	—	5,213
Amortization	626	318	—	944
Translation difference	28	83	—	111
Balance at 31 December 2023	3,997	2,271	—	6,268
Net carrying amount
Balance at 31 December 2023	13,076	—	6,000	19,076

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2022	8,777	2,329	15,000	26,106
Additions	7,682	—	—	7,682
Impairment	(2,755)	—	—	(2,755)
Translation difference	(20)	(148)	—	(168)
Balance at 31 December 2022	13,684	2,181	15,000	30,865
Amortization
Balance at 1 January 2022	2,933	1,664	—	4,597
Amortization	423	310	—	733
Translation difference	(13)	(104)	—	(117)
Balance at 31 December 2022	3,343	1,870	—	5,213
Net carrying amount
Balance at 31 December 2022	10,341	311	15,000	25,652

Summary of Impairment Loss and Reversal of Impairment Loss
Expense for amortization of the Group’s intangible assets is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2023	2022	2021
Cost of product revenue	318	471	—
Research and development expenses	8	—	324
General and administrative expenses	618	262	599
	944	733	923